Retirement and Deferred Compensation Plans (Fair Value of Benefit Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	$ 116	$ 86
Corporate Bonds [Member]
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	49	33
U.S. Government Bonds [Member]
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	20	17
CMBS [Member]
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	2	2
Common Stock, [Member]
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	32	22
Cash And Invested Cash [Member]
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	5	3
Other Investments [Member]
Fair Value of Benefit Plans' Assets [Abstract]
Fair value of plan assets	$ 8	$ 9